INCOME TAX (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income)
Current income tax expense	₽ (71)	₽ (18)
Adjustments in respect of current income tax of previous years		(1)
Deferred tax benefit	11	31	₽ 96
Income tax (expense) / benefit	₽ (60)	₽ 12	₽ 96